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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]                   Amendment No.:    _______
         This Amendment (Check only one):     [ ]  is a restatement.
                                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      K Capital Partners, LLC
Address:   75 Park Plaza
           Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert T. Needham
Title:  Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/s/ ROBERT T. NEEDHAM      , Boston, Massachusetts, November 13, 2001
---------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $162,346 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE         SHRS OR    SH/   PUT/    INVESTMENT
NAME OF ISSUER                            TITLE OF CLASS        CUSIP            (X$1000)      PRN AMT    PRN   CALL    DISCRETION
----------------------------------------- --------------------- ---------------- ------------ ------------------------- ----------
AT&T Canada Inc                           Common Stock          00207Q202               6022     207600    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp                              Common Stock          131347106              24468    1072700    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
CNH Global NV                             ADRS Stocks           N20935107               7681    1331200    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Conexant Systems                          Convrt Bonds          207142AF7              21182   39000000    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Digex Inc                                 Common Stock          253756100               4209    1260300    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Exodus Communication                      Common Stock          302088109                527    3097400    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Grey Global Group In                      Common Stock          39787M108               6827      12346    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Imperial Credit Inds Inc                  Common Stock          452729106                383     871000    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Omega Worldwide Inc                       Common Stock          68210B108                428     219412    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                               Common Stock          713448108              25635     528565    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust                  REITS/RICS            74158J103              25899    2167300    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
RCN Corporation                           Common Stock          749361101               3384    1057500    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Stet Hellas Telecom SA ADR                ADRS Stocks           859823106               3846     793000    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp                      Common Stock          Y8564W103               1559      50000    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Terra Networks SA Spons ADR               ADRS Stocks           88100W103              10180    2000000    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp                     Common Stock          923436109               6633     359696    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                                 Common Stock          984332106               4405     500000    SH           Sole
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                             OTHER               VOTING AUTHORITY
NAME OF ISSUER                               MANAGERS      SOLE       SHARED    OTHER
---------------------------------------------------------------------------------------
AT&T Canada Inc                                              207600
---------------------------------------------------------------------------------------
Calpine Corp                                                1072700
---------------------------------------------------------------------------------------
CNH Global NV                                               1331200
---------------------------------------------------------------------------------------
Conexant Systems                                           39000000
---------------------------------------------------------------------------------------
Digex Inc                                                   1260300
---------------------------------------------------------------------------------------
Exodus Communication                                        3097400
---------------------------------------------------------------------------------------
Grey Global Group In                                          12346
---------------------------------------------------------------------------------------
Imperial Credit Inds Inc                                     871000
---------------------------------------------------------------------------------------
Omega Worldwide Inc                                          219412
---------------------------------------------------------------------------------------
Pepsico Inc                                                  528565
---------------------------------------------------------------------------------------
Prime Group Realty Trust                                    2167300
---------------------------------------------------------------------------------------
RCN Corporation                                             1057500
---------------------------------------------------------------------------------------
Stet Hellas Telecom SA ADR                                   793000
---------------------------------------------------------------------------------------
Teekay Shipping Corp                                          50000
---------------------------------------------------------------------------------------
Terra Networks SA Spons ADR                                 2000000
---------------------------------------------------------------------------------------
Veritas Software Corp                                        359696
---------------------------------------------------------------------------------------
Yahoo Inc                                                    500000
---------------------------------------------------------------------------------------